NOTE 14: EQUITY (Details - Share purchase warrant assumptions) - Warrants [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk-free interest rate	1.87%	0.00%	0.00%
Expected life	2 years
Expected volatility	100.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%